ACQUISITIONS (Schedule of Pro Forma Information) (Details) (Perion Network Ltd. [Member], USD $) In Thousands, except Per Share data, unless otherwise specified	6 Months Ended
Jun. 30, 2013
Perion Network Ltd. [Member]
Business Acquisition [Line Items]
Revenues	$ 212,455
Net income	46,889
Net loss from discontinued operations	$ (14,901)
Net income from continuing operations per ordinary share: Basic	$ 0.71
Net income from continuing operations per ordinary share: Diluted	$ 0.70
Net income from discontinued operations per ordinary share: Basic	$ (0.22)
Net income from discontinued operations per ordinary share: Diluted	$ (0.22)